Condensed financial information of the parent company - Statement of cash flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,165,491)	$ (47,082,967)	$ (4,399,533)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation expense	1,622,086	1,889,173	930,223
Late payment penalty expense			500,000
Amortization of convertible debenture issuance cost and discount		131,688	357,853
Gain on debt settlement	(823,749)	(125,215)	0
Net gain on sale of discontinued operations, net of applicable income taxes	34,110,454
Change in operating assets and liabilities
Prepayments	(18,066,337)	(111,682)	(18,406)
Security deposit	(1,151,851)
Net cash used in operating activities	(14,289,474)	(10,543,830)	(5,912,019)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost method investment	(3,000,000)
Net cash used in operating activities	(11,306,070)		159,062
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares through private placements		8,992,165
Proceeds from issuance of ordinary shares through public offerings	35,044,524
Proceeds from convertible debentures, net of issuance costs		1,300,000	5,480,000
Net cash provided by financing activities	25,991,010	8,654,167	4,077,008
CHANGES IN CASH AND CASH EQUIVALENTS	387,979	(1,429,829)	(1,680,245)
CASH AND CASH EQUIVALENTS, beginning of year	1,943	163,640
CASH AND CASH EQUIVALENTS, end of year	17,805	1,943	163,640
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Conversion of convertible debenture into ordinary shares	1,300,000	5,066,288	857,165
Other receivable - related party from disposal of subsidiary	1,000,000
Reportable Legal Entities | Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	3,239,390	(45,609,519)	(4,876,942)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity loss of subsidiaries	25,934,865	41,969,501	952,049
Stock compensation expense	1,622,086	1,889,173	930,223
Late payment penalty expense	0	0	500,000
Amortization of convertible debenture issuance cost and discount	0	131,688	357,853
Gain on debt settlement	(823,749)	(125,215)	0
Net gain on sale of discontinued operations, net of applicable income taxes	(34,110,454)	0	0
Change in operating assets and liabilities
Other receivables	(686,750)	28,940	(28,940)
Prepayments	109,463	(111,682)	(18,406)
Security deposit	(5,353)	0	0
Accrued expenses	82,971	276,210	269,521
Intercompany	(27,620,586)	(9,200,351)	(3,567,750)
Net cash used in operating activities	(32,258,117)	(10,751,255)	(5,482,392)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost method investment	(3,000,000)	0	0
Net cash used in operating activities	(3,000,000)	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	217,913	297,393	166,032
Proceeds from issuance of ordinary shares through private placements	0	8,992,165	0
Proceeds from issuance of ordinary shares through public offerings	35,044,524	0	0
Proceeds from convertible debentures, net of issuance costs	0	1,300,000	5,480,000
Net cash provided by financing activities	35,262,437	10,589,558	5,646,032
CHANGES IN CASH AND CASH EQUIVALENTS	4,320	(161,697)	163,640
CASH AND CASH EQUIVALENTS, beginning of year	1,943	163,640	0
CASH AND CASH EQUIVALENTS, end of year	6,263	1,943	163,640
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares for acquisition	0	0	2,658,909
Conversion of debts into ordinary shares	0	741,785	0
Conversion of convertible debenture into ordinary shares	1,300,000	5,066,288	857,165
Other receivable - related party from disposal of subsidiary	$ 1,000,000	$ 0	$ 0